Quarterly consolidated information (unaudited information) (Details) - ARS ($) $ in Millions	3 Months Ended												12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly consolidated information (unaudited information)
Revenues	$ 17,923	$ 16,719	$ 15,818	$ 14,726	$ 14,422	$ 13,412	$ 12,951	$ 12,455	$ 11,906	$ 10,094	$ 9,624	$ 8,872	$ 65,186	$ 53,240	$ 40,496
Operating income before D&A	5,110	4,902	4,706	4,638	4,214	3,446	3,362	3,402	3,202	2,529	2,501	2,634	19,356	14,424	10,866
Operating income	3,094	3,167	2,958	2,893	2,320	1,802	1,724	1,997	1,770	1,311	1,468	1,680	12,112	7,843	6,229
Financial results, net	(210)	(16)	(384)	124	(562)	(636)	(489)	(557)	(910)	(73)	(30)	(89)	(486)	(2,244)	(1,102)
Net income	2,029	2,056	1,673	1,966	1,510	758	802	935	657	800	937	1,041	7,724	4,005	3,435
Net income attributable to Telecom Argentina	$ 1,989	$ 2,026	$ 1,660	$ 1,955	$ 1,504	$ 746	$ 800	$ 925	$ 646	$ 801	$ 928	$ 1,028	$ 7,630	$ 3,975	$ 3,403